9. SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
SHARE CAPITAL

On August 6, 2012, the Company closed two private placements for a total of 1,250,000 units at $0.04 per unit for an aggregate total offering price of $50,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four years commencing on August 6, 2013 and expiring on August 6, 2017.

On August 6, 2012, the Company closed a private placement for a total of 2,500,000 units at $0.04 per unit for a total offering price of $100,000. Each unit consisted of one share of common stock of the Company also with one Class A, one Class B and one Class C Warrant, each exercisable for one share of common stock at an exercise price of $0.10, $0.20 and $0.30 commencing on August 6, 2013, 2014 and 2015 and expiring on August 6, 2022.

On August 20, 2012, the Company closed a private placement for a total of 625,000 units at $0.04 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four years commencing on August 20, 2013 and expiring on August 20, 2017.

On September 19, 2012, the Company closed a private placement for a total of 416,667 units at $0.06 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on September 19, 2013 and expiring on September 19, 2017.

On October 26, 2012, the Company closed a private placement for a total of 440,000 units at $0.06 per unit for a total offering price of $26,400. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on October 26, 2013 and expiring on October 26, 2017

The Company classified the entire proceeds of $226,400 from private placements closed in 2012 as a derivative liability related to the warrants.

For the year ended December 31, 2013, the Company closed a series of private placements totaling 8,397,296 units at $0.08 to $0.24 per unit for total offering proceeds of $804,502. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.12 to $0.32 for a period of four years commencing one year after the placements closed.

On May 13, 2013 the Company closed a private placement totaling 1,250,000 units at $0.08 per unit for a total offering price of $100,000. Each unit consisted of one share of common stock and one Class A Warrant with an exercise price of $0.10, one Class B Warrant with an exercise price of $0.20 and one Class C Warrant with an exercise price of $0.30. Each warrant is exercisable for one share of common stock and expires on May 13, 2023.

On August 26, 2013 the Company closed a private placement totaling 812,500 units at $0.08 per unit for a total offering price of $65,000. Each unit consisted of one share of common stock, one Class A Warrant with an exercise price of $0.12 and one Class B Warrant with an exercise price of $0.18. Each warrant is exercisable for one share of common stock and expires on August 26, 2018

The Company classified the entire proceeds of $969,502 from private placements closed in 2013 as a derivative liability related to the warrants.

On December 11, 2013, 625,000 common share warrants were exercised at exercise prices of $0.06 for total proceeds of $37,500. Upon exercise, the fair value of this liability instrument at this date of $117,069 was re-classified from liability to additional paid in capital. See Note 5.

During the year ended December 31, 2014 the Company closed a series of private placements totaling 3,002,177 units at $0.09 to $0.12 per unit for total offering proceeds of $301,600. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.14 to $0.18 for a period of five years from the date of placement.

The Company classified the entire proceeds of $301,600 from these private placements as a derivative liability related to the warrants.

For the year ended December 31, 2014, 652,500 common share warrants were exercised at exercise prices of $0.09 to $0.15 for total proceeds of $69,600. Upon exercise, the fair value of these liability instruments of $110,049 was re-classified from liability to additional paid in capital. See Note 5.

Earnings per share

Basic income per common share is computed by dividing income available to the Company’s common stockholders by the weighted average number of common shares outstanding during the period. Diluted income per common share reflects the potential dilution that could occur from common share issuable through stock options and warrants. Diluted income per common share is computed similarly to basic income per common stock except that weighted average common stock is increased to include the potential issuance of dilutive common stock.

	2014	2013	2012
Net income (loss) for the year	$(283,101)	$(2,798,169)	$(1,856,790)

Weighted average common stock basic	87,191,251	80,057,824	71,340,773
Effect of options	–	–	–
Effect of warrants	–	–	–
Diluted	87,191,251	80,057,824	71,340,773

At December 31, 2014, 2013 and 2012, the effect of the Company’s outstanding options and warrants would have been anti-dilutive. Accordingly, only basic income per common share is presented for all years.